Share-Based Compensation (Schedule of Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	957,487	764,767	537,288	513,973
Weighted Average Remaining contractual life	7 years 3 months 14 days	6 years 4 months 24 days
Weighted average exercise price | $ / shares	$ 19.34	$ 30.44	$ 44.45	$ 45.85
8.26-9.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	55,950
Weighted Average Remaining contractual life	9 years 10 months 6 days
Weighted average exercise price | $ / shares	$ 8.44
11.89-14.42 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	711,124
Weighted Average Remaining contractual life	7 years 10 months 20 days
Weighted average exercise price | $ / shares	$ 13.2
26.88-37.52 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	125,535
Weighted Average Remaining contractual life	5 years 7 months 13 days
Weighted average exercise price | $ / shares	$ 35.99
42.14-67.06 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	64,878
Weighted Average Remaining contractual life	1 year 10 months 6 days
Weighted average exercise price | $ / shares	$ 63.84
12.25-14.42 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares		470,693
Weighted Average Remaining contractual life		7 years 10 months 2 days
Weighted average exercise price | $ / shares		$ 13.6
26.88-37.52 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares		145,354
Weighted Average Remaining contractual life		6 years 5 months 4 days
Weighted average exercise price | $ / shares		$ 35.95
42.14-67.06 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares		68,662
Weighted Average Remaining contractual life		2 years 10 months 6 days
Weighted average exercise price | $ / shares		$ 63.94
90.23-96.32 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares		80,058
Weighted Average Remaining contractual life		10 months 28 days
Weighted average exercise price | $ / shares		$ 90.65